Consolidated Statements of Shareholders' Deficit - USD ($)	Convertible Preferred Series A [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2016	$ 1,000	$ 3,947,677	$ 1,349,549	$ (5,583,750)	$ (285,524)
Balance, shares at Dec. 31, 2016	1,000,000	3,947,676,982
Additional paid-in capital to subsidiary			6,615		6,615
Net income loss				(328,462)	(328,462)
Balance at Dec. 31, 2017	$ 1,000	$ 3,947,677	1,356,164	(5,912,211)	(607,370)
Balance, shares at Dec. 31, 2017	1,000,000	3,947,676,982
Acquisition of ARALOC™		$ 164,534	735,466		900,000
Acquisition of ARALOC™, shares		164,533,821
Acquisition of ClassiDocs™			1,220,000		1,200,000
Share exchange with related party for Data443			1,220,000		1,220,000
Warrants on stock subscriptions			(83,334)		(83,334)
Share-based compensation			$ 585,886		$ 585,886
Common issuable to consultants			407,322		407,322
Common issued to settle debt		$ 1,000,000	$ (950,000)		$ 50,000
Common issued to settle debt, shares		1,000,000,000
Stock subscriptions			500,000		500,000
Distribution to shareholder			(1,388,545)		(1,388,545)
Net income loss				(15,091,333)	(15,091,333)
Balance at Dec. 31, 2018	$ 1	$ 6,816	8,689,353	(21,003,544)	(12,307,374)
Balance, shares at Dec. 31, 2018	1,334	6,816,281
Settlement of stock subscriptions		$ 336	(336)
Settlement of stock subscriptions, shares		336,020
Warrants on stock subscriptions			(167,544)		(167,544)
Conversion of convertible debt		$ 667	1,694,333		1,695,000
Conversion of convertible debt, shares		666,665
Share-based compensation			45,007		45,007
Issuance of common stock		$ 558	499,442		500,000
Issuance of common stock, shares		557,942
Net income loss				6,030,103	6,030,103
Balance at Mar. 31, 2019	$ 1	$ 8,377	10,760,255	(14,973,441)	(4,204,808)
Balance, shares at Mar. 31, 2019	1,334	8,376,908
Balance at Dec. 31, 2018	$ 1	$ 6,816	8,689,353	(21,003,544)	(12,307,374)
Balance, shares at Dec. 31, 2018	1,334	6,816,281
Net income loss					4,027,330
Balance at Sep. 30, 2019	$ 1	$ 9,947	15,038,604	(16,976,214)	(1,927,662)
Balance, shares at Sep. 30, 2019	1,334	9,943,921
Balance at Mar. 31, 2019	$ 1	$ 8,377	10,760,255	(14,973,441)	(4,204,808)
Balance, shares at Mar. 31, 2019	1,334	8,376,908
Warrants on stock subscriptions			250,878		250,878
Share-based compensation			318,402		318,402
Common issued to settle debt		$ 1,333	1,508,667		1,510,000
Common issued to settle debt, shares		1,333,332
Stock subscriptions			225,000		225,000
Net income loss				1,193,628	1,193,628
Balance at Jun. 30, 2019	$ 1	$ 9,710	13,063,202	(13,779,813)	(706,900)
Balance, shares at Jun. 30, 2019	1,334	9,710,240
Share-based compensation			410,640		410,640
Stock subscriptions			214,999		214,999
Stock issuable for acquisition			1,350,000		1,350,000
Issuance of restricted stock		$ 237	(237)
Issuance of restricted stock, shares		236,681
Net income loss				(3,196,401)	(3,196,401)
Balance at Sep. 30, 2019	$ 1	$ 9,947	$ 15,038,604	$ (16,976,214)	$ (1,927,662)
Balance, shares at Sep. 30, 2019	1,334	9,943,921